Employee Defined Contribution Plan and Employee Optimization Program - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Defined Contribution Plan Disclosure [Line Items]
Amounts incurred for employee defined contribution plan	¥ 482,083	$ 67,900	¥ 482,988	¥ 668,457
Estimated amount				178,732
Cost of Revenues
Defined Contribution Plan Disclosure [Line Items]
Employee severance costs				25,709
Selling, General and Administrative Expenses
Defined Contribution Plan Disclosure [Line Items]
Employee severance costs				54,334
Research and Development Expense
Defined Contribution Plan Disclosure [Line Items]
Employee severance costs				¥ 98,689